Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and Other Receivables
6.	Trade and Other Receivables

Trade and other receivables as at December 31, 2017 and 2018 are as follows:

	December 31, 2017
(In millions of Korean won)	Total amounts		Allowance for doubtful accounts		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,405,947	￦	(438,817)	￦	(7,508)	￦	2,959,622
Other receivables		3,071,532		(66,402)		(187)		3,004,943

	￦	6,477,479	￦	(505,219)	￦	(7,695)	￦	5,964,565

Non-current assets
Trade receivables	￦	366,108	￦	(610)	￦	(12,803)	￦	352,695
Other receivables		522,458		(17,970)		(28,351)		476,137

	￦	888,566	￦	(18,580)	￦	(41,154)	￦	828,832

	December 31, 2018
(In millions of Korean won)	Total amounts		Expected credit losses		Present value discount		Carrying amount
Current assets
Trade receivables	￦	3,422,086	￦	(357,548)	￦	(9,873)	￦	3,054,665
Other receivables		2,700,792		(74,948)		(160)		2,625,684

	￦	6,122,878	￦	(432,496)	￦	(10,033)	￦	5,680,349

Non-current assets
Trade receivables	￦	402,027	￦	(2,376)	￦	(17,970)	￦	381,681
Other receivables		506,061		(18,874)		(25,873)		461,314

	￦	908,088	￦	(21,250)	￦	(43,843)	￦	842,995

The fair values of trade and other receivables with original maturities less than one year equal to their carrying amounts because the discounting effect is immaterial. The fair value of trade and other receivables with original maturities longer than one year, which are mainly from sales of goods, is determined discounting the expected future cash flow at the weighted average interest rate.

Details of changes in allowance for doubtful accounts the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016				2017				2018
(In millions of Korean won)	Trade receivables		Other receivables		Trade receivables		Other receivables		Trade receivables		Other receivables
Beginning balance	￦	468,741	￦	250,842	￦	470,871	￦	141,616	￦	439,427	￦	84,372
Provision		84,975		7,736		38,888		5,809		91,282		21,783
Reversal or written-off		(80,518)		(108,638)		(70,121)		(61,220)		(170,597)		(14,520)
Changes in the scope of consolidation		215		56		(107)		(35)		—		—
Others		(2,542)		(8,380)		(104)		(1,798)		(188)		2,187

Ending balance	￦	470,871	￦	141,616	￦	439,427	￦	84,372	￦	359,924	￦	93,822

Provisions for impairment on trade and other receivables are recognized as operating expenses and finance costs.

Details of other receivables as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Loans	￦	84,682	￦	88,476
Receivables[1]		3,000,849		2,612,753
Accrued income		12,186		10,171
Refundable deposits		391,458		370,481
Loans receivable		34,273		54,952
Finance lease receivables		20,526		22,230
Others		21,478		21,757
Less: Allowance for doubtful accounts		(84,372)		(93,822)

	￦	3,481,080	￦	3,086,998

1	The settlement receivables of BC Card Co., Ltd. of ￦1,895,575 million (2017: ￦2,262,829 million) are included.

The maximum exposure of trade and other receivables to credit risk is the carrying amount of each class of receivables mentioned above as at December 31, 2018.

A portion of the trade receivables is classified as financial assets at fair value through other comprehensive income considering the trade receivables business model for managing the asset and the cash flow characteristics of the contract.